Organization and Significant Accounting Policies - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Organization and Significant Accounting Policies

Note 1—Organization and Significant Accounting Policies

Organization

        FP Land LLC (the "Company"), which was organized in September 2013, is a Delaware limited liability company that, as of March 31, 2014, owned 100% of the equity interests in each of PH Farms LLC, an Illinois limited liability company ("PH Farms"), and Cottonwood Valley Land, LLC, a Nebraska limited liability company ("Cottonwood" and, together with PH Land, the "Ownership Entities"), both of which were organized in September 2013 and are engaged in the ownership of farmland and property related to farming in agricultural markets in Illinois, Nebraska and Colorado. The Company is the predecessor of Farmland Partners Inc., a Maryland corporation formed in September 2013 (the "REIT"). These financial statements retroactively reflect the consolidated equity ownership structure of the Company as if the Company had been formed as of January 1, 2011. The Company's financial statements for periods prior to its formation represent the operations of certain farmland and related agricultural properties owned indirectly by Pittman Hough Farms LLC, a Colorado limited liability company ("Pittman Hough Farms"). The Company's equity structure is presented retroactively as of January 1, 2011 on the basis of common management and common ownership of the Ownership Entities by Paul A. Pittman, the Executive Chairman, President and Chief Executive Officer of the REIT. The ultimate owners of the Company are Mr. Pittman, Jesse J. Hough, and certain others who have minority ownership interests and voting rights. As used in these financial statements, unless the context otherwise requires, "we," "us" and "the Company" mean FP Land LLC, which is the predecessor of the REIT, for the periods presented.

        As of March 31, 2014, the Company owned or had a controlling interest in a portfolio of 38 farms, as well as three grain storage facilities (collectively, the "Properties"), which are consolidated in these financial statements.

Initial Public Offering and Formation Transactions

        The REIT is the sole member of the general partner of Farmland Partners Operating Partnership, LP (the "Operating Partnership"), which was formed in Delaware on September 27, 2013. The operations of the REIT are carried out primarily through the Operating Partnership and the wholly owned subsidiaries of the Operating Partnership. The REIT and the Operating Partnership commenced operations upon completion of the underwritten initial public offering of shares of the REIT's common stock (the "IPO") on April 16, 2014. The IPO resulted in the sale of 3,800,000 shares of common stock at a price per share of $14.00 and generated gross proceeds of $53.2 million. The aggregate net proceeds to the REIT, after deducting the underwriting discount and commissions and expenses payable by the REIT, were approximately $48.0 million. The REIT contributed the net proceeds from the IPO to the Operating Partnership in exchange for units of limited partnership interest in the Operating Partnership ("OP Units")

        Concurrently with the completion of the IPO, the Company merged with and into the Operating Partnership, with the Operating Partnership surviving (the "FP Land Merger"). The Operating Partnership issued 1,945,000 OP Units, having an aggregate value of $27.2 million, as consideration for the merger to Pittman Hough Farms, which was the sole member of FP Land and is 75% owned by Paul A. Pittman, the REIT's Executive Chairman, President and Chief Executive Officer. As a result of the FP Land Merger, the Operating Partnership succeeded to the business and operations of the Company, including the Company's 100% fee simple interest in the Properties.

Principles of Combination and Consolidation

        The accompanying combined consolidated financial statements of the Company are presented on a "carve-out" basis from the consolidated financial statements of Pittman Hough Farms, based on the historical results of operations, cash flows, assets and liabilities of properties contributed to the Company. These financial statements include costs incurred directly in conjunction with the Company's assets and liabilities. They also include allocations of corporate expenses based on the following criteria: travel costs specifically identified, an allocation of management's salaries based on percentage of time members of management spent on Company matters, consulting fees for bookkeeping, applicable third-party costs for tax filing and an allocation of liability insurance based on an estimation of cost per acre. Management believes that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what the Company's financial position, results of operations or cash flows would have been if the Company had been a stand-alone company during the periods presented. Had the Company been a stand alone entity, it would have likely incurred additional expenses for personnel, office space and similar other general and administrative costs. As a result, historical financial information is not necessarily indicative of the Company's future results of operations, financial position or cash flows. The Company consolidates the Ownership Entities, both of which were wholly owned subsidiaries of the Company, as of March 31, 2014.

        The information in the Company's consolidated financial statements for the three months ended March 31, 2014 and 2013 is unaudited. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying financial statements for the three months ended March 31, 2014 and 2013 include adjustments based on management's estimates (consisting of normal and recurring accruals), which the Company considers necessary for a fair presentation of the results for the periods. The financial information should be read in conjunction with the combined consolidated financial statements for the year ended December 31, 2013, included in the final prospectus relating to the IPO, dated April 10, 2014, which the REIT filed with the Securities and Exchange Commission (the "SEC"). Operating results for the three months ended March 31, 2014 are not necessarily indicative of actual operating results for the entire year.

Use of Estimates

        The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Real Estate Acquisitions

        The Company accounts for all acquisitions in accordance with the business combinations standard. Upon acquisition of real estate, the Company allocates the purchase price of the real estate based upon the fair value of the assets and liabilities acquired, which historically have consisted of land, drainage improvements, irrigation improvements and grain facilities, and may also consist of intangible assets including in-place leases, above market and below market leases and tenant relationships. The Company allocates the purchase price to the fair value of the tangible assets of acquired real estate by valuing the land as if it were unimproved. The Company values improvements, including grain facilities, at replacement cost as new adjusted for depreciation. Management's estimates of land value are made using a comparable sales analysis. Factors considered by management in its analysis include soil types and water availability, the sale prices of comparable farms, and the replacement cost and residual useful life of land improvements. The Company has not previously acquired properties subject to above or below market leases. If above and below market leases are acquired, the Company will value the intangible assets based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values will be amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values will be amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

        As of March 31, 2014 and December 31, 2013, the Company did not have any in-place lease or tenant relationship intangibles. The purchase price is allocated to in-place lease values and tenant relationships, if they are acquired, based on the Company's evaluation of the specific characteristics of each tenant's lease and its overall relationship with the tenant. The value of in-place lease intangibles and tenant relationships will be included as components of deferred leasing intangibles, and will be amortized over the remaining lease term (and expected renewal periods of the respective leases for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease early, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships will be immediately written off.

        Using information available at the time of acquisition, the Company allocates the total consideration to tangible assets and liabilities and identified intangible assets and liabilities. The Company may adjust the preliminary purchase price allocations after obtaining more information about asset valuations and liabilities assumed.

        Acquisition costs and due diligence expenses related to business combinations are expensed as incurred and are included in acquisition costs, professional fees and travel expense on the combined consolidated statement of operations. When the Company acquires land in an asset acquisition, related acquisition costs are included in the cost of the asset.

Real Estate

        The Company's real estate consists of land and improvements made to the land consisting of grain facilities, irrigation improvements and drainage improvements. The Company records real estate at cost and capitalizes improvements and replacements when they extend the useful life or improve the efficiency of the asset.

        The Company expenses costs of repairs and maintenance as such costs are incurred. The Company computes depreciation for assets classified as improvements using the straight-line method over their estimated useful lives as follows:

Years
Grain facilities	20-25
Irrigation improvements	20-30
Drainage improvements	30-65

        When a sale occurs, the Company recognizes the associated gain when all consideration has been transferred, the sale has closed and there is no material continuing involvement. If a sale is expected to generate a loss, the Company first assesses it through the impairment evaluation process—see "Impairment" below. The Company will classify real estate as discontinued operations if it is classified as held for sale or the real estate has been sold.

Impairment

        The Company evaluates its tangible and identifiable intangible real estate assets for impairment indicators whenever events such as declines in a property's operating performance, deteriorating market conditions or environmental or legal concerns bring recoverability of the carrying value of one or more assets into question. If such events are present, the Company projects the total undiscounted cash flows of the asset, including proceeds from disposition, and compares them to the net book value of the asset. If this evaluation indicates that the carrying value may not be recoverable, an impairment loss is recorded in earnings equal to the amount by which the carrying value exceeds the fair value of the asset. There have been no impairments recognized on real estate assets in the accompanying financial statements.

Deferred Financing Fees

        Deferred financing fees include costs incurred by Pittman Hough Farms in obtaining debt that are capitalized and have been allocated to the Company. Deferred financing fees are amortized using the straight-line method, which approximates the effective interest method, over the terms of the related indebtedness. Any unamortized amounts upon early repayment of mortgage notes payable are written off in the period of repayment. Fully amortized deferred financing fees are removed from the books upon maturity of the underlying debt. Accumulated amortization of deferred financing fees was $55,771 and $41,663 as of March 31, 2014 and December 31, 2013, respectively.

Deferred Offering Costs

        Deferred offering costs include the direct costs incurred by the Company in conjunction with the IPO. The IPO was completed April 16, 2014, at which time, the deferred offering costs were recorded as a reduction of the proceeds.

Cash

        The Company's cash at March 31, 2014 and December 31, 2013 was held in the custody of two financial institutions, and the Company's balance at any given financial institution may at times exceed federally insurable limits. The Company monitors balances with individual financial institutions to mitigate risks relating to balances exceeding such limits.

Accounts Receivable

        Accounts receivable are presented at face value, net of the allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income and is maintained at a level believed adequate by management to absorb estimated bad debts based on historical experience and current economic conditions. The allowance for doubtful accounts was $0 as of March 31, 2014 and December 31, 2013.

Revenue Recognition

        Rental income includes rents and reimbursement of real estate taxes that each tenant pays in accordance with the terms of its lease. All leases in the period ended March 31, 2013 had a term of one year with no renewal options or rent escalations. Leases for substantially all of the properties required payment of rent in installments upon the Company's request. Revenue for the leases is recognized on a pro rata basis over the lease term. One lease had rental payments that are received in kind through transfer of ownership of a percentage of the tenant's crops. Rental revenue under that lease is recognized upon receipt of the crop inventory.

        Certain leases in the period ended March 31, 2014 had terms ranging from one to three years with no renewal options or rent escalations. Leases on 36 of our properties require rent to be payable within 10 days after the completion of the IPO and with one lease being payable in installments. Revenue for the leases is recognized on a pro rata basis over the lease term. One lease has rental payments due at harvest equal to 25% of the tenants annual farming revenue. Rental revenue under that lease is recognized upon notification from the tenant of the tenants annual farming revenue.

        Beginning January 1, 2013, all but two of the Company's leases required the tenants to pay all expenses incurred during the lease term in connection with the leased farms including property taxes and maintenance; therefore, the Company will not incur these costs unless the tenant becomes unable to bear the costs. When it becomes probable that a tenant has become unable to bear the property related costs, the Company will accrue the estimated expense.

        Under the terms of the leases that were in place into upon the completion of the IPO, the leases on two of our properties require the tenant to reimburse the Company for the 2013 real estate taxes the Company pays on the properties covered by the leases in 2014. Leases on 36 of our properties require the tenant to directly pay the 2013 property taxes due in 2014; however, beginning in 2015, the Company will pay the property taxes related to each of the farms and will be reimbursed by our tenants for those property taxes no later than December 1 of each year. Taxes paid by the Company and their subsequent reimbursement are recognized under property operating expenses as incurred and tenant reimbursements as earned or contractually due, respectively.

Income Taxes

        The Company does not incur income taxes; instead, its earnings are included on the owners' personal income tax returns and taxed depending on their personal tax circumstances. The accompanying financial statements, therefore, do not include a provision for income taxes. It is the Company's policy to provide for uncertain tax positions and the related interest and penalties based upon management's assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company files income tax returns in the U.S. federal jurisdiction and applicable state jurisdictions. The Company is subject to U.S. federal and state income tax examinations by tax authorities generally for a period of three years after filing.

Segment Reporting

        The Company does not evaluate performance on a farm specific or transactional basis and does not distinguish its principal business or group its operations on a geographical basis for purposes of measuring performance. Accordingly, the Company believes it has a single operating segment for reporting purposes in accordance with GAAP.

Recently Issued Accounting Guidance

        The Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update No. 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity." Under this revised guidance, only disposals representing a strategic shift in operations, such as a disposal of a major geographic area, a major line of business or a major equity method investment, will be presented as discontinued operations. The standard requires prospective application and will be effective for interim and annual periods beginning on or after December 15, 2014 with early adoption permitted. The early adoption provision excludes components of an entity that were sold or classified as held for sale prior to the adoption of the standard.

        The Company elected to early adopt this standard effective January 1, 2014. Because there were no dispositions for the quarter ended March 31, 2014 and guidance is applied prospectively, there was no impact to the Company's statements of operations or financial position.

New or Revised Accounting Standards Not Yet Effective

        In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers: Topic 606 ("ASU 2014-09"). ASU 2014-09 amends the guidance for revenue recognition to replace numerous, industry-specific requirements and converges areas under this topic with those of the International Financial Reporting Standards. The ASU implements a five-step process for customer contract revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards. The amendment also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Other major provisions include the capitalization and amortization of certain contract costs, ensuring the time value of money is considered in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The amendments in this ASU are effective for reporting periods beginning after December 15, 2016, and early adoption is prohibited. Entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. Management is currently assessing the impact the adoption of ASU 2014-09 will have on the Company's combined consolidated financial statements.

Note 1—Organization and Significant Accounting Policies

        FP Land LLC (the "Company"), which was organized in September 2013, is a Delaware limited liability company that owns 100% of the equity interests in each of PH Farms LLC, an Illinois limited liability company ("PH Farms"), and Cottonwood Valley Land, LLC, a Nebraska limited liability company ("Cottonwood" and, together with PH Farms, the "Ownership Entities"), both of which were organized in September 2013 and are engaged in the ownership of farmland and property related to farming in agricultural markets in Illinois, Nebraska and Colorado. The Company is the predecessor of Farmland Partners Inc., a Maryland corporation formed in September 2013 (the "REIT"). These financial statements retroactively reflect the consolidated equity ownership structure of the Company as if the Company had been formed as of January 1, 2012. The Company's financial statements for periods prior to its formation represent the operations of certain farmland and related agricultural properties owned indirectly by Pittman Hough Farms LLC, a Colorado limited liability company ("Pittman Hough Farms"). The Company's equity structure is presented retroactively as of January 1, 2012 on the basis of common management and common ownership of the Ownership Entities by Paul A. Pittman, the Executive Chairman, President and Chief Executive Officer of the REIT. The operations of properties acquired by Cottonwood through business combinations are consolidated as of the dates that Cottonwood obtained control of the properties (see Note 4). The ultimate owners of the Company are Mr. Pittman, Jesse J. Hough, and certain others who have minority ownership interests and voting rights. As used in these financial statements, unless the context otherwise requires, "we," "us" and "the Company" mean FP Land LLC, which is the predecessor of the REIT, for the periods presented.

        As of December 31, 2013, the Company owned or had a controlling interest in a portfolio of 38 farms, as well as three grain storage facilities (collectively, the "Properties"), which are consolidated in these financial statements.

        The REIT intends to file a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed underwritten initial public offering (the "Offering") of its common stock. Substantially concurrently with the consummation of the Offering, which is expected to be completed in 2014, the Company will merge (the "FP Land Merger") with and into the REIT's newly formed majority-owned limited partnership, Farmland Partners Operating Partnership, LP, a Delaware limited partnership (the "Operating Partnership"), with the Operating Partnership surviving. The FP Land Merger will enable the REIT to: (1) consolidate the ownership of the Company's property portfolio under the Operating Partnership; (2) facilitate the Offering; and (3) qualify as a real estate investment trust for U.S. federal income tax purposes commencing with its short taxable year ending December 31, 2014. The REIT will not have any operating activity until the completion of the Offering and consummation of the FP Land Merger.

        The operations of the REIT will be carried on primarily through the Operating Partnership. It is the intent of the REIT to elect and qualify to be taxed as a real estate investment trust under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended, commencing with its short taxable year ending December 31, 2014. As a result of the FP Land Merger, the Operating Partnership will acquire indirect 100% ownership of interests in the Properties, and will assume certain real estate debt in exchange for the issuance to the equity owners of the Company of units of limited partnership interest in the Operating Partnership. The REIT will be self-administered and self-managed.

Principles of Combination and Consolidation

        The accompanying combined consolidated financial statements of the Company are presented on a "carve-out" basis from the consolidated financial statements of Pittman Hough Farms, based on the historical results of operations, cash flows, assets and liabilities of properties contributed to the Company. These financial statements include costs incurred directly in conjunction with the Company's assets and liabilities. They also include allocations of corporate expenses based on the following criteria: 25% of total travel costs (based on management's estimate of the actual allocation of travel expenses), an allocation of management's salaries based on the percentage of time members of management spent on Company matters, consulting fees for bookkeeping, applicable third-party costs for tax filing and an allocation of liability insurance based on an estimation of cost per acre. Management believes that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what the Company's financial position, results of operations or cash flows would have been if the Company had been a stand-alone company during the periods presented. Had the Company been stand alone, it would have likely incurred additional expenses for personnel, office space and similar other general and administrative costs. As a result, historical financial information is not necessarily indicative of the Company's future results of operations, financial position or cash flows. The Company consolidates the Ownership Entities, both of which are wholly owned subsidiaries of the Company.

Use of Estimates

        The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Real Estate Acquisitions

        The Company accounts for all acquisitions in accordance with the business combinations standard. Upon acquisition of real estate, the Company allocates the purchase price of the real estate based upon the fair value of the assets and liabilities acquired, which historically have consisted of land, drainage improvements, irrigation improvements and grain facilities, and may also consist of intangible assets including in-place leases, above market and below market leases and tenant relationships. The Company allocates the purchase price to the fair value of the tangible assets of acquired real estate by valuing the land as if it were unimproved. The Company values improvements, including grain facilities, at replacement cost as new adjusted for depreciation. Management's estimates of land value are made using a comparable sales analysis. Factors considered by management in its analysis include soil types and water availability, the sale prices of comparable farms, and the replacement cost and residual useful life of land improvements. The Company has not previously acquired properties subject to above or below market leases. If above and below market leases are acquired, the Company will value the intangible based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values will be amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values will be amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

        As of December 31, 2013 and 2012, the Company did not have any in-place lease or tenant relationship intangibles. The purchase price is allocated to in-place lease values and tenant relationships, if they are acquired, based on the Company's evaluation of the specific characteristics of each tenant's lease and its overall relationship with the tenant. The value of in-place lease intangibles and tenant relationships will be included as components of deferred leasing intangibles, and will be amortized over the remaining lease term (and expected renewal periods of the respective leases for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease early, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships will be immediately written off.

        Using information available at the time of acquisition, the Company allocates the total consideration to tangible assets and liabilities and identified intangible assets and liabilities. The Company may adjust the preliminary purchase price allocations after obtaining more information about asset valuations and liabilities assumed.

        Acquisition costs and due diligence expenses related to business combinations are expensed as incurred and are included in acquisition costs, professional fees and travel expense on the combined consolidated statement of operations. When the Company acquires land in an asset acquisition, related acquisition costs are included in the purchase price of the asset.

Real Estate

        The Company's real estate consists of land and improvements made to the land consisting of grain facilities, irrigation improvements and drainage improvements. The Company records real estate at cost and capitalizes improvements and replacements when they extend the useful life or improve the efficiency of the asset.

        The Company expenses costs of repairs and maintenance as such costs are incurred. The Company computes depreciation for assets classified as improvements using the straight-line method over their estimated useful lives as follows:

Years
Grain facilities	20 - 25
Irrigation improvements	20 - 30
Drainage improvements	30 - 65

        When a sale occurs, the Company recognizes the associated gain when all consideration has been transferred, the sale has closed and there is no material continuing involvement. If a sale is expected to generate a loss, the Company first assesses it through the impairment evaluation process—see "Impairment" below. The Company will classify real estate as discontinued operations if it is classified as held for sale or the real estate has been sold.

Impairment

        The Company evaluates its tangible and identifiable intangible real estate assets for impairment indicators whenever events such as declines in a property's operating performance, deteriorating market conditions or environmental or legal concerns bring recoverability of the carrying value of one or more assets into question. If such events are present, the Company projects the total undiscounted cash flows of the asset, including proceeds from disposition, and compares them to the net book value of the asset. If this evaluation indicates that the carrying value may not be recoverable, an impairment loss is recorded in earnings equal to the amount by which the carrying value exceeds fair value of the asset. There have been no impairments recognized on real estate assets in the accompanying financial statements.

Deferred Financing Fees

        Deferred financing fees include costs incurred by Pittman Hough Farms in obtaining debt that are capitalized and have been allocated to the Company. Deferred financing fees are amortized using the straight-line method, which approximates the effective interest method, over the terms of the related indebtedness. Any unamortized amounts upon early repayment of mortgage notes payable are written off in the period of repayment. Fully amortized deferred financing fees are removed from the books upon maturity of the underlying debt. Accumulated amortization of deferred financing fees was $41,663 and $67,588 as of December 31, 2013 and 2012, respectively.

Deferred Offering Costs

        Deferred offering costs include the direct costs incurred by the Company in conjunction with the Offering. At the completion of the Offering the deferred offering costs will be recorded as a reduction of the proceeds. If the Offering is abandoned, the deferred offering costs will be charged to operations in the period of abandonment.

Cash

        The Company's cash at December 31, 2013 and 2012 was held in the custody of two financial institutions, and the Company's balance at any given financial institution may at times exceed federally insurable limits. The Company monitors balances with individual financial institutions to mitigate risks relating to balances exceeding such limits.

Accounts Receivable

        Accounts receivable are presented at face value, net of the allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income and is maintained at a level believed adequate by management to absorb estimated bad debts based on historical experience and current economic conditions. The allowance for doubtful accounts was $0 as of December 31, 2013 and 2012.

Revenue Recognition

        Rental income includes rents and reimbursement of real estate taxes that each tenant pays in accordance with the terms of its lease. All leases in the fiscal years ending December 31, 2013 and 2012 had a term of one year with no renewal options or rent escalations. Leases for substantially all of the properties require payment of rent in installments upon the Company's request. Revenue for the leases is recognized on a pro rata basis over the lease term. One lease has rental payments that are received in kind through transfer of ownership of a percentage of the tenant's crops. Rental revenue under that lease is recognized upon the receipt of the crop inventory.

        Beginning January 1, 2013, all but two of the Company's leases required the tenants to pay all expenses incurred during the lease term in connection with the leased farms including property taxes and maintenance; therefore, the Company will not incur these costs unless the tenant becomes unable to bear the costs. When it becomes probable that a tenant has become unable to bear the property related costs, the Company will accrue the estimated expense. Included in property taxes for the year ended December 31, 2013 is the correction of $21,767 in errors in the 2012 and 2011 net property tax expense that resulted in understatement of expenses of $10,622 and $11,145, respectively. Management evaluated the impact of the error on the 2011, 2012 and 2013 financial statements and determined that the impact in each year was immaterial. Accordingly, the Company has recorded the correction in the 2013 financial statements. In 2012, under the terms of their respective leases, all but two of the tenants were required to reimburse the Company for the real estate taxes the Company pays on the properties covered by the leases. Taxes paid and their subsequent reimbursement were recognized under property operating expenses as incurred and tenant reimbursements as earned or contractually due, respectively.

Income Taxes

        The Company does not incur income taxes; instead, its earnings are included on the owners' personal income tax returns and taxed depending on their personal tax situations. The accompanying financial statements, therefore, do not include a provision for income taxes. It is the Company's policy to provide for uncertain tax positions and the related interest and penalties based upon management's assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company files income tax returns in the U.S. federal jurisdiction and applicable state jurisdictions. The Company is subject to U.S. federal and state income tax examinations by tax authorities generally for a period of three years after filing.

Segment Reporting

        The Company does not evaluate performance on a farm specific or transactional basis and does not distinguish its principal business or group its operations on a geographical basis for purposes of measuring performance. Accordingly, the Company believes it has a single operating segment for disclosure purposes in accordance with GAAP.